INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)
Disaggregated by revenue
Revenues	₽ 218,344.0	$ 2,955.6	₽ 175,391.0	₽ 127,657.0
Long-lived assets, net:
Total long-lived assets	218,513.0		138,070.0	124,618.0	$ 2,957.9
Russia
Disaggregated by revenue
Revenues	204,205.0	2,764.2	162,958.0	118,128.0
Long-lived assets, net:
Total long-lived assets	208,514.0		131,267.0	117,602.0	2,822.5
Finland
Long-lived assets, net:
Total long-lived assets	8,307.0		5,668.0	5,946.0	112.4
Rest of the world
Disaggregated by revenue
Revenues	14,139.0	$ 191.4	12,433.0	9,529.0
Long-lived assets, net:
Total long-lived assets	₽ 1,692.0		₽ 1,135.0	₽ 1,070.0	$ 23.0